John Hancock Variable Insurance Trust
Supplement dated July 6, 2011
to the Prospectus dated May 2, 2011
for the
Bond PS Series
Strategic Allocation Trust
Lifestyle Balanced PS Series
Lifestyle Conservative PS Series
Lifestyle Growth PS Series
Lifestyle Moderate PS Series
Bond PS Series
The section “Principal Risks of Investing in the Fund” is amended to add the following additional risk:
Advance Trade Estimate Risk. The Bond PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the Bond PS Series’ subadviser with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadviser may, but is not required to, use the tool to adjust the Bond PS Series’ portfolio with the goal of trading in securities as close to the market close as possible in order to limit the Bond PS Series’ exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the Bond PS Series will receive inflows that day (the “Trade Date”), the subadviser could buy securities close to the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the Bond PS Series will experience outflows on Trade Date, the subadviser could sell securities close to the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.
If the subadviser relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of Bond PS shares, there can be no assurance that the prices paid by the Bond PS Series will be better than if the Bond PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Bond PS Series will buy or sell securities the following business day to adjust for this difference. For example, if cash flows into the Bond PS Series are less than estimated, the Bond PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Bond PS Series are less than estimated, the Bond PS Series may be required to repurchase positions it had sold.

In addition, purchasing securities early could cause the Bond PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Bond PS Series’ assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Bond PS Series expenses and adversely affect the performance of the Bond PS Series.
Lifestyle Balanced PS Series
Lifestyle Conservative PS Series
Lifestyle Growth PS Series
Lifestyle Moderate PS Series
(collectively, the “Lifestyle PS Series”)
The section “Principal Risks of Investing in the Fund” is amended to add the following additional risk:
Advance Trade Estimate Risk. The Lifestyle PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the Lifestyle PS Series’ subadviser with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadviser may, but is not required to, use the tool to adjust the Lifestyle PS Series’ portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the Lifestyle PS Series’ exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the Lifestyle PS Series will receive inflows that day (the “Trade Date”), the Subadviser could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the Lifestyle PS Series will experience outflows on Trade Date, the subadviser could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.
If the subadviser relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of Lifestyle PS shares, there can be no assurance that the prices paid by the Lifestyle PS Series will be better than if the Lifestyle PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Lifestyle PS Series will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the Lifestyle PS Series are less than estimated, the Lifestyle PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Lifestyle PS Series are less than estimated, the Lifestyle PS Series may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the Lifestyle PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Lifestyle PS Series’ assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Lifestyle PS Series expenses and adversely affect the performance of the Lifestyle PS Series.
Strategic Allocation Trust
The section “Principal Risks of Investing in the Fund” is amended to add the following additional risk:
Advance Trade Estimate Risk. The Strategic Allocation Trust is one of the available underlying investments of the Lifestyle PS Series and it may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the subadviser to the Lifestyle PS Series with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadviser to the Lifestyle PS Series may, but is not required to, provide advance estimates of purchases and redemptions of the Strategic Allocation Trust to the fund’s subadviser. The subadviser to the Strategic Allocation Trust may, but is not required to, adjust the Strategic Allocation Trust’s portfolio with the goal of trading in securities as close to the market close as possible in order to limit the exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the Lifestyle PS Series will receive inflows that day (the “Trade Date”), and the subadviser to the Lifestyle PS Series provides notice to the Strategic Allocation Trust that the Lifestyle PS Series will purchase additional shares, the subadviser to the Strategic Allocation Trust could buy securities close to the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the Lifestyle PS Series will experience outflows on Trade Date, the subadviser to the Strategic Allocation Trust could sell securities close to the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.
If the subadviser places trades in anticipation of purchases and redemptions of Strategic Allocation Trust shares, there can be no assurance that the prices paid by the Strategic Allocation Trust will be better than if the Strategic Allocation Trust had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Strategic Allocation Trust will buy or sell securities the following business day to adjust for this difference. For example, if cash flows into the Strategic Allocation Trust are less than estimated, the Strategic Allocation Trust could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Strategic Allocation Trust are less than estimated, the Strategic Allocation Trust may be required to repurchase positions it had sold. In addition, purchasing securities early could cause the Strategic Allocation Trust to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Strategic Allocation Trust’s assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Strategic Allocation Trust expenses and adversely affect the performance of the Strategic Allocation Trust.
You should read this Supplement in conjunction with the prospectus and retain it for future reference.